PROPERTY AND EQUIPMENT, NET (Tables)	9 Months Ended
Sep. 30, 2017
PROPERTY AND EQUIPMENT, NET.
Schedule of property and equipment

	As of December 31, 2016	As of September 30, 2017
At cost:
Buildings	1,652,641	2,227,168
Data center equipment	1,349,069	1,712,577
Leasehold improvement	1,202,979	1,700,203
Furniture and office equipment	31,270	35,331
Vehicles	3,199	3,397

	4,239,158	5,678,676
Less: Accumulated depreciation	(613,658)	(857,006)

	3,625,500	4,821,670
Construction in progress	697,391	1,547,160

Property and equipment, net	4,322,891	6,368,830

Schedule of property and equipment under capital lease and other financing arrangement

	As of December 31, 2016	As of September 30, 2017
At cost:
Buildings (note)	1,286,079	1,964,535
Data center equipment	26,375	12,718

	1,312,454	1,977,253
Less: Accumulated depreciation	(64,151)	(114,827)

	1,248,303	1,862,426

Note:	This item included those buildings under construction, of RMB313,721 and RMB419,177, respectively, as of December 31, 2016 and September 30, 2017.

Schedule of depreciation of property and equipment

	Nine-month periods ended September 30,
	2016	2017
Cost of revenue	142,553	239,581
General and administrative expenses	3,063	4,895
Research and development expenses	400	422

	146,016	244,898

Schedule of reconciliation of total interest costs to "interest expenses"

	Nine-month periods ended September 30,
	2016	2017
Total interest costs	228,636	312,574
Less: interest costs capitalized	(47,300)	(38,191)

Interest expenses	181,336	274,383